Financial instruments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Working capital	$ 9,234,339	$ 10,378,752
Cash and cash equivalents	8,754,391	9,342,880
Other comprehensive income	150,000
Capital structure	4,722,776	4,157,153
United States parent
Statement [Line Items]
Other comprehensive income	440,000
Capital structure	$ 43,060,199	$ 44,923,670